Transamerica Variable Annuity Series	Members® Variable Annuity Series

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated March 16, 2018

to the

Prospectus dated May 1, 2017

Effective on or about May 1, 2018, the L-Share class of the Transamerica Variable Annuity Series and Members® Variable Annuity Series is no longer available for purchase by new policy owners.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Variable Annuity Series dated May 1, 2017

And

Members® Variable Annuity Series date May 1, 2017